UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3790

QUANTITATIVE GROUP OF FUNDS

Quant Small Cap Fund

55 Old Bedford Road

Lincoln, MA 01773

Willard L. Umphrey

Quantitative Group of Funds

55 Old Bedford Road

Lincoln, MA 01773

(Name and address of agent for service)

Registrant’s telephone number, including area code: 781-259-1144

Date of fiscal year end: MARCH 31

Date of reporting period:             JULY 1, 2007 – JUNE 30, 2008

Vote Summary Report
Jul 01, 2007 - Sep 30, 2007

Quant Small Cap Fund

Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted

07/11/07 - A	BE Aerospace, Inc. *BEAV*		073302101		05/14/07		67,522
	1	Elect Directors	For	Split			Mgmt
	1.1	Elect Director Jim C. Cowart --- Withhold
	1.2	Elect Director Arthur E. Wegner --- For
	2	Implement MacBride Principles	Against	For			ShrHoldr

07/19/07 - A	Great Atlantic & Pacific Tea Co., Inc. (The) *GAP*		390064103		05/21/07		56,164
	1	Elect Directors	For	Withhold			Mgmt
	2	Eliminate Preemptive Rights	For	For			Mgmt
	3	Amend Director and Officer Indemnification	For	For			Mgmt
	4	Approve Director and Officer Liability Provisions	For	For			Mgmt

09/11/07 - A/S	Lions Gate Entertainment Corp. *LGF*		535919203		07/13/07		262,372
	1	Elect Directors	For	Split			Mgmt
	1.1	Elect Director Norman Bacal --- Withhold
	1.2	Elect Director Michael Burns --- Withhold
	1.3	Elect Director Arthur Evrensel --- Withhold
	1.4	Elect Director Jon Feltheimer --- Withhold
	1.5	Elect Director Morley Koffman --- For
	1.6	Elect Director Harald Ludwig --- For
	1.7	Elect Director Laurie May --- Withhold
	1.8	Elect Director G. Scott Paterson --- Withhold
	1.9	Elect Director Daryl Simm --- For
	1.10	Elect Director Hardwick Simmons --- For
	1.11	Elect Director Brian V. Tobin --- For
	2	Ratify Ernst & Young LLP as Auditors	For	For			Mgmt
	3	Approve Performance Incentive Plan	For	For			Mgmt

Vote Summary Report
Oct 01, 2007 - Dec 31, 2007

Quant Small Cap Fund

Mgmt Rec - Company Management Recommended Vote

Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted

10/25/07 - S	NOVAMERICAN STEEL INC *SHJ.U*	871545109			10/02/07		29,419
	1	Approve Merger Agreement	For	For			Mgmt
2

If you vote FOR Proposal 1 you should also vote FOR this proposal. If you voted AGAINST Proposal 1 and wish to Exercise your Conversion Rights, you should vote AGAINST this proposal and follow the instructions in the company’s filing with the SEC

			None	For			Mgmt

10/25/07 - S	NOVAMERICAN STEEL INC *SHJ.U*	871545208			10/02/07		97,662
	1	Approve Merger Agreement	For	For			Mgmt
2

If you vote FOR Proposal 1 you should also vote FOR this proposal. If you voted AGAINST Proposal 1 and wish to Exercise your Conversion Rights, you should vote AGAINST this proposal and follow the instructions in the company’s filing with the SEC

			None	For			Mgmt

10/29/07 - S	WILLIAMS SCOTSMAN INTL INC	96950G102			09/26/07		118,966
	1	Approve Merger Agreement	For	For			Mgmt
	2	Adjourn Meeting	For	For			Mgmt

11/08/07 - S	Great Atlantic & Pacific Tea Co., Inc. (The) *GAP*	390064103			10/08/07		65,361
	1	Issue Shares in Connection with an Acquisition	For	For			Mgmt
	2	Adjourn Meeting	For	For			Mgmt

11/27/07 - S	Star Bulk Carriers Corp. *SBLK*	85516E107			11/05/07		135,130
	1	Acquire Certain Assets of Another Company	For	For			Mgmt
	2	Approve Merger Agreement	For	For			Mgmt
3

If you vote FOR Proposal 2 you should also vote FOR this proposal. If you voted AGAINST Proposal 2 and wish to Exercise your Redemption Rights, you should vote AGAINST this proposal and follow the instructions in the company’s filing with the SEC

			None	For			Mgmt
	4	Adjourn Meeting	For	For			Mgmt

12/03/07 - A	American Oriental Bioengineering, Inc. *AOB*	028731107			10/05/07		307,812
	1	Elect Directors	For	Split			Mgmt
	1.1	Elect Director Tony Liu --- Withhold

Mgmt Rec - Company Management Recommended Vote

	1.2	Elect Director Jun Min --- Withhold
	1.3	Elect Director Yanchun Li --- Withhold
	1.4	Elect Director Binsheng Li --- Withhold
	1.5	Elect Director Cosimo J. Patti --- For
	1.6	Elect Director Xianmin Wang --- For
	1.7	Elect Director Eileen Bridget Brody --- For
	1.8	Elect Director Lawrence S. Wizel --- For
	1.9	Elect Director Baiqing Zhang --- For
	2	Ratify Auditors	For	For		Mgmt

12/06/07 - A	Comtech Telecommunications Corp. *CMTL*	205826209			10/08/07	44,623
	1	Elect Directors	For	Split		Mgmt
	1.1	Elect Director Fred Kornberg --- Withhold
	1.2	Elect Director Edwin Kantor --- For
	1.3	Elect Director Robert G. Paul --- For
	2	Amend Bylaws	For	For		Mgmt
	3	Amend Omnibus Stock Plan	For	Against		Mgmt
	4	Ratify Auditors	For	For		Mgmt

12/06/07 - S	Grubb & Ellis Co. *GBE*	400095204			10/26/07	155,543
	1	Increase Authorized Common Stock	For	For		Mgmt
	2	Increase Authorized Preferred Stock	For	Against		Mgmt
	3	Classify Board and Elect Directors	For	Against		Mgmt
	4	Issue Shares in Connection with an Acquisition	For	For		Mgmt
	5	Elect Directors: Scott D. Peters, Harold H. Greene, D. Fleet Wallace, Robert J. McLaughlin, Gary H. Hunt, Glenn L. Carpenter, C. Michael Kojaian, Anthony W. Thompson and Rodger D. Young	For	For		Mgmt
	6	Adjourn Meeting	For	Against		Mgmt

12/06/07 - A	United Natural Foods, Inc. *UNFI*	911163103			10/09/07	108,534
	1	Elect Directors	For	Split		Mgmt
	1.1	Elect Director Gordon D. Barker --- For
	1.2	Elect Director Gail A. Graham --- For
	1.3	Elect Director Thomas B. Simone --- Withhold
	2	Ratify Auditors	For	For		Mgmt

12/07/07 - S	Coeur D’ Alene Mines Corp. *CDE*	192108108			10/19/07	503,624
	1	Increase Authorized Common Stock	For	For		Mgmt
	2	Issue Shares in Connection with an Acquisition	For	For		Mgmt
	3	Adjourn Meeting	For	For		Mgmt

Mgmt Rec - Company Management Recommended Vote

12/07/07 - A	Vail Resorts, Inc. *MTN*	91879Q109			10/12/07	98,323
	1	Elect Directors	For	Split		Mgmt
	1.1	Elect Director Roland A. Hernandez --- For
	1.2	Elect Director Thomas D. Hyde --- For
	1.3	Elect Director Robert A. Katz --- For
	1.4	Elect Director Richard D. Kincaid --- For
	1.5	Elect Director Joe R. Micheletto --- For
	1.6	Elect Director John F. Sorte --- Withhold
	1.7	Elect Director William P. Stiritz --- For
	2	Approve Executive Incentive Bonus Plan	For	Against		Mgmt
	3	Ratify Auditors	For	For		Mgmt
	4	Other Business	For	Against		Mgmt

12/14/07 - S	Arris Group Inc *ARRS*	04269Q100			11/07/07	44,784
	1	Issue Shares in Connection with an Acquisition	For	For		Mgmt
	2	Adjourn Meeting	For	For		Mgmt

12/24/07 - A	Nice-Systems Ltd.	653656108			11/16/07	125,062
Meeting for ADR Holders
	1	Elect Ron Gutler as Director	For	For		Mgmt
	2	Elect Joseph Atsmon as Director	For	For		Mgmt
	3	Elect Rimon Ben-Shaoul as Director	For	For		Mgmt
	4	Elect Yoseph Dauber as Director	For	For		Mgmt
	5	Elect John Hughes as Director	For	For		Mgmt
	6	Elect Dan Falk as External Director and Approve His Compensation	For	Against		Mgmt
	7	Elect Yochi Dvir as External Director and Approve His Compensation	For	Against		Mgmt
	8	Reappoint Auditors and Authorize Board to Fix Their Remuneration	For	For		Mgmt
	9	Approve Annual Fee Paid to Board Chairman	For	For		Mgmt

Vote Summary Report
Jan 01, 2008 - Mar 31, 2008

Quant Small Cap Fund

Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted

01/22/08 - A	Dawson Geophysical Company *DWSN*		239359102		11/23/07	35,962
	1	Elect Directors	For	Split		Mgmt
	1.1	Elect Director Paul H. Brown --- For
	1.2	Elect Director L. Decker Dawson --- Withhold

Mgmt Rec - Company Management Recommended Vote

	1.3	Elect Director Gary M. Hoover --- For
	1.4	Elect Director Stephen C. Jumper --- Withhold
	1.5	Elect Director Tim C. Thompson --- Withhold
	2	Ratify Auditors	For	For		Mgmt

01/23/08 - A	ZOLL Medical Corp. *ZOLL*	989922109			12/07/07	53,637
	1	Elect Directors	For	Split		Mgmt
	1.1	Elect Director Daniel M. Mulvena --- Withhold
	1.2	Elect Director Benson F. Smith --- For
	1.3	Elect Director John J. Wallace --- For
	1.4	Elect Director Lewis H. Rosenblum --- For
	2	Ratify Auditors	For	Against		Mgmt

Vote Summary Report
Apr 01, 2008 - Jun 30, 2008

Quant Small Cap Fund

Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted

04/01/08 - A	The Hain Celestial Group, Inc. *HAIN*		405217100		02/27/08	50,785
	1	Elect Directors	For	Split		Mgmt
	1.1	Elect Director Irwin D. Simon --- Withhold

However, Taft-Hartley Advisory Services will WITHHOLD votes from current Compensation Committee members Ms. Bronner, Mr. Heyer, Ms. Hahn, and past Committee member Jack Futterman, for the role they played in the flawed administration of option grants historically. These four directors served on the Committee for a portion of the most egregious administrative period.Additionally, the composition of the board does not meet our standard for board and committee independence. A two-thirds majority of independent directors on a board is a direct way to assure that shareholder interests will be properly represented on a board. We will vote FOR the director nominees with the exception of insider Irwin D. Simon and affiliated outsiders Beth L. Bronner, Jack Futterman, Andrew R. Heyer, and Roger Meltzer, from whom we will WITHHOLD votes for lack of a two-thirds majority independent board. We will also WITHHOLD votes from Beth L. Bronner, Jack Futterman, and Andrew R. Heyer for standing as affiliated outsiders as key board committees and Irwin D. Simon for serving as chair and CEO.

Mgmt Rec - Company Management Recommended Vote

1.2	Elect Director Barry J. Alperin --- For
1.3	Elect Director Richard C. Berke --- For
1.4	Elect Director Beth L. Bronner --- Withhold
1.5	Elect Director Jack Futterman --- Withhold
1.6	Elect Director Daniel R. Glickman --- For
1.7	Elect Director Marina Hahn --- Withhold
1.8	Elect Director Andrew R. Heyer --- Withhold
1.9	Elect Director Roger Meltzer --- Withhold
1.10	Elect Director Lewis D. Schiliro --- For
1.11	Elect Director Lawrence S. Zilavy --- For
2	Advisory Vote to Ratify Named Executive Officers’ Compensation	Against	For	ShrHoldr

Taft-Hartley Advisory Services believes that the advisory vote would allow shareholders a voice in a company’s executive compensation practices. The advisory vote would be a confidence vote on the work of the compensation committee and would encourage constructive dialogue between the committee and investors on any contentious pay issues. Taft-Hartley Advisory Services encourages companies to allow shareholders to express their opinions of executive compensation practices by establishing an annual referendum process. An advisory vote on executive compensation is another step forward in enhancing board accountability. Taft-Hartley Advisory Services’ vote should be seen as support for the principle of increased shareholder communication rather than as a disapproval of this company’s current compensation practices.

3	Ratify Auditors	For	Against	Mgmt

The ratification of auditors is no longer a routine item. Accounting scandals at companies underscore the need to ensure auditor independence in the face of selling consulting services to audit clients. The outside auditing process is the backbone upon which the financial health of a company is measured. To maintain the integrity of the auditing process, the independence of an outside auditor is absolutely essential for rendering objective opinions upon which investors then rely.        We do not support this item. The company has retained the same audit firm in excess of seven years. We believe mandatory auditor rotation is an effective mechanism for mitigating the potential risks borne by long-term auditor-client relationships, and is a safeguard against improper audits. Taft-Hartley Advisory Services does not support the ratification of an auditor if their tenure at a company exceeds seven years.

Mgmt Rec - Company Management Recommended Vote

04/09/08 - A	AMN Healthcare Services Inc. *AHS*		001744101		02/14/08	79,639
	1	Elect Directors	For	For		Mgmt
	2	Amend Executive Incentive Bonus Plan	For	For		Mgmt
	3	Ratify Auditors	For	Against		Mgmt

The company has retained the same audit firm in excess of seven years. We believe mandatory auditor rotation is an effective mechanism for mitigating the potential risks borne by long-term auditor-client relationships, and is a safeguard against improper audits. We do not support the ratification of an auditor if their tenure at a company exceeds seven years.

04/22/08 - A	Omnicell, Inc. *OMCL*		68213N109		03/07/08	150,293
	1	Elect Directors	For	Split		Mgmt
	1.1	Elect Director Randy D. Lindholm --- For
	1.2	Elect Director Sara J. White --- For
	1.3	Elect Director William H. Younger, Jr. --- Withhold
We will vote FOR the director nominees with the exception of William H. Younger, Jr., from whom we will WITHHOLD votes for standing as an affiliated outsider on the Nominating committee.
	2	Ratify Auditors	For	Against		Mgmt

The company has retained the same audit firm in excess of seven years. We believe mandatory auditor rotation is an effective mechanism for mitigating the potential risks borne by long-term auditor-client relationships, and is a safeguard against improper audits. We do not support the ratification of an auditor if their tenure at a company exceeds seven years.

04/29/08 - A	National CineMedia, Inc. *NCMI*		635309107		03/14/08	29,478
	1	Elect Directors	For	Split		Mgmt
	1.1	Elect Director Kurt C. Hall --- Withhold

The composition of the board does not meet our standard for board and committee independence. A two-thirds majority of independent directors on a board is a direct way to assure that shareholder interests will be properly represented on a board. We will vote FOR the director nominees with the exception of insider Kurt C. Hall, from whom we will WITHHOLD votes for lack of a two-thirds majority independent board and for serving as both board chair and CEO.

	1.2	Elect Director Lawrence A. Goodman --- For
	1.3	Elect Director Scott N. Schneider --- For
	2	Approve Executive Incentive Bonus Plan	For	For		Mgmt
	3	Ratify Auditors	For	For		Mgmt

Mgmt Rec - Company Management Recommended Vote

05/01/08 - A/S	Sierra Wireless Inc. *SW*		826516106		03/20/08	117,187
	1	Elect Directors	For	Split		Mgmt
	1.1	Elect Director Jason W. Cohenour --- For
	1.2	Elect Director Gregory D. Aasen --- For
	1.3	Elect Director Paul G. Cataford --- For
	1.4	Elect Director Peter Ciceri --- For
	1.5	Elect Director Charles E. Levine --- For
	1.6	Elect Director S. Jane Rowe --- For
	1.7	Elect Director David B. Sutcliffe --- Withhold
WITHHOLD votes for standing as an affiliated outsider on the Nominating Committee.
	1.8	Elect Director Kent Thexton --- For
	2	Approve KPMG LLP as Auditors and Authorize Board to Fix Their Remuneration	For	For		Mgmt
	3	Amend Rolling 10% Stock Option Plan	For	For		Mgmt

05/06/08 - A	Gardner Denver, Inc. *GDI*		365558105		03/07/08	93,448
	1	Elect Directors	For	Withhold		Mgmt
	1.1	Elect Director Donald G. Barger, Jr. --- Withhold

The director nominees do not meet our guidelines. The composition of the board does not meet our standard for board and committee independence. A two-thirds majority of independent directors on a board is a direct way to assure that shareholder interests will be properly represented on a board. We will WITHHOLD votes from affiliated outsider Donald G. Barger for lack of a two-thirds majority independent board and for standing as a non-independent on the Audit Committee. We will also WITHHOLD votes from Audit Committee members Donald G. Barger, Raymond R. Hipp, and David D. Petratis for neglecting to include auditor ratification on the proxy ballot.

	1.2	Elect Director Raymond R. Hipp --- Withhold
	1.3	Elect Director David D. Petratis --- Withhold

05/06/08 - A	SBA Communications Corp. *SBAC*		78388J106		03/10/08	77,223
	1	Elect Directors	For	Split		Mgmt
	1.1	Elect Director Steven E. Bernstein --- Withhold
We will vote FOR independent outsider Duncan H. Cocroft but WITHHOLD votes from affiliated outsider Steven E. Bernstein for serving as a non-independent board chair.
	1.2	Elect Director Duncan H. Cocroft --- For

Mgmt Rec - Company Management Recommended Vote

	2	Approve Qualified Employee Stock Purchase Plan	For	For		Mgmt
	3	Ratify Auditors	For	For		Mgmt
	4	Other Business	For	Against		Mgmt
Details of other business items not disclosed

05/06/08 - A	Sotheby’s *BID*		835898107		03/24/08	154,369
	1	Elect Directors	For	Split		Mgmt
	1.1	Elect Director John M. Angelo --- For
	1.2	Elect Director Michael Blakenham --- Withhold

The composition of the board does not meet our standard for board and committee independence. A two-thirds majority of independent directors on a board is a direct way to assure that shareholder interests will be properly represented on a board. We will vote FOR the director nominees with the exception of insiders William F. Ruprecht and Robin G. Woodhead, and affiliated outsiders Michael Blackenham and The Duke of Devonshire, from whom we will WITHHOLD votes for lack of a two-thirds majority independent board. We will also WITHHOLD votes from Michael Blackenham for standing as a non-independent on the audit committee.

	1.3	Elect Director The Duke Of Devonshire --- Withhold
	1.4	Elect Director Allen Questrom --- For
	1.5	Elect Director William F. Ruprecht --- Withhold
	1.6	Elect Director Michael I. Sovern --- For
	1.7	Elect Director Donald M. Stewart --- For
	1.8	Elect Director Robert S. Taubman --- For
	1.9	Elect Director Diana L. Taylor --- For
	1.10	Elect Director Dennis M. Weibling --- For
	1.11	Elect Director Robin G. Woodhead --- Withhold
	2	Ratify Auditors	For	Against		Mgmt

The company has retained the same audit firm in excess of seven years. We believe mandatory auditor rotation is an effective mechanism for mitigating the potential risks borne by long-term auditor-client relationships, and is a safeguard against improper audits. We do not support the ratification of an auditor if their tenure at a company exceeds seven years.

05/07/08 - A	Entertainment Properties Trust *EPR*		29380T105		02/15/08	154,524
	1	Elect Directors	For	Withhold		Mgmt
	1.1	Elect Trustee Robert J. Druten --- Withhold

Mgmt Rec - Company Management Recommended Vote

The director nominees do not meet our guidelines. The composition of the board does not meet our standard for board and committee independence. A two-thirds majority of independent directors on a board is a direct way to assure that shareholder interests will be properly represented on a board. We will vote FOR the director nominees with the exception of insider David M. Brian and affiliated outsider Robert J. Druten, who we will WITHHOLD votes for lack of a two-thirds majority independent board. We will also WITHHOLD votes from Robert J. Druten for serving as a non-independent board chair.

	1.2	Elect Trustee David M. Brain --- Withhold
	2	Ratify Auditors	For	For		Mgmt

05/07/08 - A	Huron Consulting Group, Inc. *HURN*		447462102		03/10/08	48,500
	1	Elect Directors	For	For		Mgmt
	2	Ratify Auditors	For	For		Mgmt

05/07/08 - A	Regal Entertainment Group *RGC*		758766109		03/12/08	54,484
	1	Elect Directors	For	Split		Mgmt
	1.1	Elect Director Stephen A. Kaplan --- Withhold
We will vote FOR the director nominees with the exception of Stephen A. Kaplan from whom we will WITHHOLD votes for poor attendance.
	1.2	Elect Director Jack Tyrrell --- For
	1.3	Elect Director Nestor R. Weigand, Jr. --- For
	2	Approve Executive Incentive Bonus Plan	For	For		Mgmt
	3	Ratify Auditors	For	For		Mgmt

05/13/08 - A	Coeur D’ Alene Mines Corp. *CXC*		192108108		03/18/08	490,274
	1	Elect Directors	For	Split		Mgmt
	1.1	Elect Director James J. Curran --- Withhold

The composition of the board does not meet our standard for board and committee independence. A two-thirds majority of independent directors on a board is a direct way to assure that shareholder interests will be properly represented on a board. We will vote FOR the director nominees with the exception of insider Dennis E. Wheeler and affiliated outsiders James J. Curran, Andrew D. Lundquist, and Alex Vitale, from whom we will WITHHOLD votes for lack of a two-thirds majority independent board. We will also WITHHOLD votes from James J. Curran for standing as an affiliated outsider on the Audit Committee, and from Dennis E. Wheeler for serving as both chairman and CEO.

Mgmt Rec - Company Management Recommended Vote

	1.2	Elect Director Sebastian Edwards --- For
	1.3	Elect Director Andrew Lundquist --- Withhold
	1.4	Elect Director Robert E. Mellor --- For
	1.5	Elect Director John H. Robinson --- For
	1.6	Elect Director J. Kenneth Thompson --- For
	1.7	Elect Director Alex Vitale --- Withhold
	1.8	Elect Director Timothy R. Winterer --- For
	1.9	Elect Director Dennis E. Wheeler --- Withhold
	2	Ratify Auditors	For	For		Mgmt

05/13/08 - A	Entercom Communications Corp. *ETM*		293639100		03/14/08	140,554
	1	Elect Directors	For	Split		Mgmt
	1.1	Elect Director David J. Berkman --- For
	1.2	Elect Director Daniel E. Gold --- For
	1.3	Elect Director Joseph M. Field --- Withhold

The composition of the board does not meet our standard for board independence. A two-thirds majority of independent directors on a board is a direct way to assure that shareholder interests will be properly represented on a board. We will vote FOR the director nominees with the exception of insiders John C. Donlevie, Joseph M. Field, and David J. Field, from whom we will WITHHOLD votes for lack of a two-thirds majority independent board. We will also WITHHOLD votes from Joseph M. Field for serving as a non-independent board chair.

	1.4	Elect Director David J. Field --- Withhold
	1.5	Elect Director John C. Donlevie --- Withhold
	1.6	Elect Director Robert S. Wiesenthal --- For
	1.7	Elect Director Michael J. Wolf --- For
	2	Amend Omnibus Stock Plan	For	Against		Mgmt

We do not support this plan. The company’s potential Voting Power Dilution (VPD) for all incentive plans is 16%, which exceeds our guidelines. Proposals that add to a company’s VPD can potentially dilute the voting interests of common shareholders. Additionally, this plan has a share exercise price that is less than full market value. We oppose plans that reflect an exercise price less than full fair market value as it offers poor incentive for management and employees to build shareholder value.

	3	Approve Executive Incentive Bonus Plan	For	For		Mgmt
	4	Ratify Auditors	For	For		Mgmt

Mgmt Rec - Company Management Recommended Vote

05/13/08 - A	Novamerican Steel Inc. *SHJ.U*		66986M100		03/14/08	129,671
	1	Elect Directors	For	Withhold		Mgmt
	1.1	Elect Director Gilbert E. Playford --- Withhold

The director nominees do not meet our guidelines. The composition of the board does not meet our standard for board and committee independence. A two-thirds majority of independent directors on a board is a direct way to assure that shareholder interests will be properly represented on a board. We will WITHHOLD votes from insiders Corrado De Gasperis and Domenico Lepore, and affiliated outsider M. Ridgway Barker for lack of a two-thirds majority independent board. We will also WITHHOLD votes from M. Ridgway Barker for standing as a non-independent on key board committees. In addition, we will WITHHOLD votes from Audit Committee members Scott Mason, Gilbert E. Playford, and Robert W. Ramage Jr. for neglecting to include auditor ratification on the proxy ballot.

	1.2	Elect Director Corrado De Gasperis --- Withhold
	1.3	Elect Director Domenico Lepore --- Withhold
	1.4	Elect Director M. Ridgway Barker --- Withhold
	1.5	Elect Director Scott C. Mason --- Withhold
	1.6	Elect Director Robert W. Ramage, Jr. --- Withhold

05/14/08 - A	Henry Schein, Inc. *HSIC*		806407102		03/20/08	55,384
	1	Elect Directors	For	Split		Mgmt
	1.1	Elect Director Stanley M. Bergman --- Withhold

The composition of the board does not meet our standard for board and committee independence. A two-thirds majority of independent directors on a board is a direct way to assure that shareholder interests will be properly represented on a board. We will vote FOR the director nominees with the exception of insiders Gerald A. Benjamin, Stanley M. Bergman, James P. Breslawski, Mark E. Mlotek, and Steven Paladino, and affilliated outsiders Barry J. Alperin and Donald J. Kabat, from whom we will WITHHOLD votes for lack of a two-thirds majority independent board. We will also WITHHOLD votes from Barry J. Alperin and Donald J. Kabat for standing as affiliated outsiders on key board committees and Stanley M. Bergman for serving as both chair and CEO.

	1.2	Elect Director Gerald A. Benjamin --- Withhold
	1.3	Elect Director James P. Breslawski --- Withhold
	1.4	Elect Director Mark E. Mlotek --- Withhold

Mgmt Rec - Company Management Recommended Vote

	1.5	Elect Director Steven Paladino --- Withhold
	1.6	Elect Director Barry J. Alperin --- Withhold
	1.7	Elect Director Paul Brons --- For
	1.8	Elect Director M.A. Hamburg, M.D. --- For
	1.9	Elect Director Donald J. Kabat --- Withhold
	1.10	Elect Director Philip A. Laskawy --- For
	1.11	Elect Director Karyn Mashima --- For
	1.12	Elect Director Norman S. Matthews --- For
	1.13	Elect Director Louis W. Sullivan, M.D. --- For
	2	Ratify Auditors	For	Against		Mgmt

The company has retained the same audit firm in excess of seven years. We believe mandatory auditor rotation is an effective mechanism for mitigating the potential risks borne by long-term auditor-client relationships, and is a safeguard against improper audits. We do not support the ratification of an auditor if their tenure at a company exceeds seven years.

05/15/08 - A	Atlantic Tele-Network, Inc. *ATNI*		049079205		04/15/08	922
	1	Elect Directors	For	Split		Mgmt
	1.1	Elect Director Martin L. Budd --- For
	1.2	Elect Director Thomas V. Cunningham --- For
	1.3	Elect Director Cornelius B. Prior, Jr. --- Withhold

The composition of the board does not meet our standard for board independence. A two-thirds majority of independent directors on a board is a direct way to assure that shareholder interests will be properly represented on a board. We will vote FOR the director nominees with the exception of insiders Michael T. Prior and Cornelius B. Prior Jr. and affiliated outsider Brian A. Schuchman, from whom we will WITHHOLD votes for lack of a two-thirds majority independent board and for failure to establish an independent nominating committee. We will also WITHHOLD votes from Cornelius B. Prior, Jr. for serving as a non-independent board chair.

	1.4	Elect Director Michael T. Prior --- Withhold
	1.5	Elect Director Charles J. Roesslein --- For
	1.6	Elect Director Brian A. Schuchman --- Withhold
	1.7	Elect Director Henry U. Wheatley --- For
	2	Approve Omnibus Stock Plan	For	Against		Mgmt

Mgmt Rec - Company Management Recommended Vote

We do not support this plan. The company’s potential Voting Power Dilution (VPD) for all incentive plans is 12%, which exceeds our guidelines. Proposals that add to a company’s VPD can potentially dilute the voting interests of common shareholders.

	3	Ratify Auditors	For	For		Mgmt

05/15/08 - A	Synchronoss Technologies Inc *SNCR*		87157B103		03/31/08	53,650
	1	Elect Directors	For	For		Mgmt
	2	Ratify Auditors	For	Against		Mgmt

We do not support this item. The company has retained the same audit firm in excess of seven years. We believe mandatory auditor rotation is an effective mechanism for mitigating the potential risks borne by long-term auditor-client relationships, and is a safeguard against improper audits. We do not support the ratification of an auditor if their tenure at a company exceeds seven years.

	3	Amend Omnibus Stock Plan	For	Against		Mgmt

We do not support this plan. The company’s potential Voting Power Dilution (VPD) for all incentive plans is 15%, which exceeds our guidelines. Proposals that add to a company’s VPD can potentially dilute the voting interests of common shareholders. In addition, although the plan prohibits repricing through the reduction of the exercise price of outstanding options and SARs and through cancellation and regrant, it permits repricing via cash buyout without shareholder approval, which we believe reduces the incentive value of the plan.

	4	Approve Qualified Employee Stock Purchase Plan	For	For		Mgmt

05/15/08 - A	Waste Connections, Inc. *WCN*		941053100		03/17/08	110,968
	1	Elect Directors	For	For		Mgmt
	2	Amend Omnibus Stock Plan	For	For		Mgmt
	3	Amend Executive Incentive Bonus Plan	For	For		Mgmt
	4	Ratify Auditors	For	For		Mgmt

05/16/08 - A	Hecla Mining Co. *HL*		422704106		03/14/08	158,437
	1	Elect Directors	For	Split		Mgmt
	1.1	Elect Director Phillips S. Baker, Jr. --- For
	1.2	Elect Director David J. Christensen --- Withhold

We will vote FOR the director nominees with the exception of Audit Committee member David J. Christensen, from whom we will WITHHOLD votes for neglecting to include auditor ratification on the proxy ballot.

	1.3	Elect Director Dr. Anthony P. Taylor --- For

Mgmt Rec - Company Management Recommended Vote

05/19/08 - A	Ventas, Inc. *VTR*		92276F100		03/24/08	132,071
	1	Elect Directors	For	Split		Mgmt
	1.1	Elect Director Debra A. Cafaro --- Withhold

We will vote FOR the directors with the exception of Audit Committee members Ronald G. Geary and Sheli Z. Rosenberg for paying excessive non-audit fees to the auditor and Debra A. Cafaro for serving as both chair and CEO. Please note that we not take action against Audit Committee member Robert D. Reed as he is a new nominee.

	1.2	Elect Director Douglas Crocker II --- For
	1.3	Elect Director Ronald G. Geary --- Withhold
	1.4	Elect Director Jay M. Gellert --- For
	1.5	Elect Director Robert D. Reed --- For
	1.6	Elect Director Sheli Z. Rosenberg --- Withhold
	1.7	Elect Director James D. Shelton --- For
	1.8	Elect Director Thomas C. Theobald --- For
	2	Ratify Auditors	For	Against		Mgmt

The non-auditing consulting fees are more than 25 percent of total fees paid. As such, we will vote against the company’s auditor. We believe the integrity of the auditor’s relationship with the company is compromised when a firm is paid excessive consulting fees on top of those paid for auditing services. This arrangement has the potential to open the auditor process to a wide range of conflicts of interest.        In addition, the company has retained the same audit firm in excess of seven years. We believe mandatory auditor rotation is an effective mechanism for mitigating the potential risks borne by long-term auditor-client relationships, and is a safeguard against improper audits. We do not support the ratification of an auditor if their tenure at a company exceeds seven years.

	3	Eliminate the Board’s Ability to grant Waivers	For	For		Mgmt

05/20/08 - A	Acacia Research Corp. *ACTG*		003881307		03/24/08	143,854
	1	Elect Directors	For	Split		Mgmt
	1.1	Elect Director William S. Anderson --- For
	1.2	Elect Director Edward W. Frykman --- Withhold
WITHHOLD votes from affiliated outsider Edward W. Frykman for lack of a two-thirds majority independent board and for standing as a non-independent director on key board committees.
	2	Amend Certificate of Incorporation to Eliminate Certain Provisions	For	For		Mgmt
	3	Ratify Auditors	For	For		Mgmt

Mgmt Rec - Company Management Recommended Vote

05/20/08 - A	Euronet Worldwide Inc. *EEFT*		298736109		03/31/08	41,650
	1	Elect Directors	For	Split		Mgmt
	1.1	Elect Director Dr. Andrzej Olechowski --- For
	1.2	Elect Director Eriberto R. Scocimara --- Withhold

The composition of the board does not meet our standard for board and committee independence. A two-thirds majority of independent directors on a board is a direct way to assure that shareholder interests will be properly represented on a board. We will vote FOR Andrzej Olechowski and WITHHOLD votes from Eriberto R. Scocimara for lack of a two-thirds majority independent board and for standing as an affiliated outsider on key board committees.

	2	Ratify Auditors	For	Against		Mgmt

The company has retained the same audit firm in excess of seven years. We believe mandatory auditor rotation is an effective mechanism for mitigating the potential risks borne by long-term auditor-client relationships, and is a safeguard against improper audits. We do not support the ratification of an auditor if their tenure at a company exceeds seven years.

05/20/08 - A	Interface, Inc. *IFSIA*		458665106		03/12/08	80,390
	1	Elect Directors	For	Withhold		Mgmt
	1.1	Elect Director Dianne Dillon-Ridgley --- Withhold

The director nominees do not meet our guidelines. The composition of the board does not meet our standard for board and committee independence. A two-thirds majority of independent directors on a board is a direct way to assure that shareholder interests will be properly represented on a board. We will WITHHOLD votes from affiliated outsiders Dianne Dillon-Ridgley and June M. Henton for lack of a two-thirds majority independent board and for standing as non-independent directors on the Nominating Committee. We will also WITHHOLD votes from Dianne Dillon-Ridgley, June M. Henton, Christopher G. Kennedy, K. David Kohler and Thomas R. Oliver for failure to submit the company’s poison pill to a shareholder vote and for failure to remove a dead-hand, slow-hand, or similar feature in the company’s poison pill.

	1.2	Elect Director June M. Henton --- Withhold
	1.3	Elect Director Christopher G. Kennedy --- Withhold
	1.4	Elect Director K. David Kohler --- Withhold
	1.5	Elect Director Thomas R. Oliver --- Withhold
	2	Ratify Auditors	For	Against		Mgmt

Mgmt Rec - Company Management Recommended Vote

We do not support this item. The company has retained the same audit firm in excess of seven years. We believe mandatory auditor rotation is an effective mechanism for mitigating the potential risks borne by long-term auditor-client relationships, and is a safeguard against improper audits. We do not support the ratification of an auditor if their tenure at a company exceeds seven years.

05/20/08 - A	Psychiatric Solutions, Inc. *PSYS*		74439H108		03/31/08	106,165
	1	Elect Directors	For	Split		Mgmt
	1.1	Elect Director Joey A. Jacobs --- Withhold

The composition of the board does not meet our standard for board and committee independence. A two-thirds majority of independent directors on a board is a direct way to assure that shareholder interests will be properly represented on a board. We will vote FOR William M. Petrie, M.D. and WITHHOLD votes from insider Joey A. Jacobs, and affiliated outsider Edward K, Wissing for lack of a two-thirds majority independent board. We will also WITHHOLD votes from Edward K, Wissing for standing as a non-independent on the Audit Committee and from Joey A. Jacobs for serving as both board chair and CEO.

	1.2	Elect Director Edward K. Wissing --- Withhold
	1.3	Elect Director William M. Petrie, M.D. --- For
	2	Amend Omnibus Stock Plan	For	Against		Mgmt

We do not support this plan. The company’s potential Voting Power Dilution (VPD) for all incentive plans is 14% which exceeds our guidelines. Proposals that add to a company’s VPD can potentially dilute the voting interests of common shareholders.

	3	Ratify Auditors	For	For		Mgmt

05/20/08 - A	Urban Outfitters, Inc. *URBN*		917047102		03/26/08	40,321
	1	Elect Directors	For	Withhold		Mgmt
	1.1	Elect Director Richard A. Hayne --- Withhold

Mgmt Rec - Company Management Recommended Vote

The director nominees do not meet our guidelines. The composition of the board does not meet our standard for board and committee independence. A two-thirds majority of independent directors on a board is a direct way to assure that shareholder interests will be properly represented on a board. We will WITHHOLD votes from insiders Richard A. Hayne and Glen T. Senk, and affiliated outsiders Scott A. Belair, Joel S. Lawson III, and Harry S. Cherken, Jr. for lack of a two-thirds majority independent board. We will also WITHHOLD votes from Scott A. Belair, Joel S. Lawson III, and Harry S. Cherken, Jr. for standing as affiliated outsiders on key board committees, and from Richard A. Hayne for serving as a non-independent board chair. Further, we will WITHHOLD votes from Audit Committee members Scott A. Belair, Robert H. Strouse and Joel S. Lawson III for neglecting to include auditor ratification on the proxy ballot.

	1.2	Elect Director Scott A. Belair --- Withhold
	1.3	Elect Director Harry S. Cherken, Jr. --- Withhold
	1.4	Elect Director Joel S. Lawson, III --- Withhold
	1.5	Elect Director Robert H. Strouse --- Withhold
	1.6	Elect Director Glen T. Senk --- Withhold
	2	Approve Omnibus Stock Plan	For	Against		Mgmt

We do not support this plan. The company’s potential Voting Power Dilution (VPD) for all incentive plans is 13%, which exceeds our guidelines. Proposals that add to a company’s VPD can potentially dilute the voting interests of common shareholders. Additionally, the plan allows repricing of underwater stock options via reduction of exercise price and cancellation and regrant of new awards without shareholder approval, which we believe reduces the incentive value of the plan.

	3	Adopt ILO Based Code of Conduct	Against	For		ShrHoldr

Urban Outfitters states in its response to this filing that it has internal and vendor codes of conduct that address many of the ILO Core Conventions; however, detailed information on this code does not appear to be publicly available on the company Web site or through other public documents. We believe that transparency on formal workplace labor rights policies can help companies avoid potentially damaging, high-profile issues, thus managing reputational risk and mitigating the potential exposure to costly fines or litigation. Although the company does not appear to have been involved in any recent, significant human rights controversies, we believe that providing increased disclosure to shareholders on its workplace human rights policies and disclosing its compliance and performance related to such policies could assist Urban Outfitters in mitigating human rights risks without significant cost or burden. Therefore, we believe this resolution warrants shareholder support.

05/21/08 - A	California Pizza Kitchen, Inc. *CPKI*		13054D109		04/09/08	412
	1	Elect Directors	For	Split		Mgmt
	1.1	Elect Director William C. Baker --- For
	1.2	Elect Director Leslie E. Bider --- For
	1.3	Elect Director Marshall S. Geller --- For

Mgmt Rec - Company Management Recommended Vote

We will vote FOR the director nominees with the exception of insiders Richard L. Rosenfield and Larry S. Flax from whom we will WITHHOLD votes for serving as both board co-chairmen and co-CEOs. We will also WITHHOLD votes from Marshall S. Geller for sitting on more than six boards.

	1.4	Elect Director Larry S. Flax --- Withhold
We will vote FOR the director nominees with the exception of insiders Richard L. Rosenfield and Larry S. Flax from whom we will WITHHOLD votes for serving as both board co-chairmen and co-CEOs.
	1.5	Elect Director Charles G. Phillips --- For
	1.6	Elect Director Richard L. Rosenfield --- Withhold
	1.7	Elect Director Alan I. Rothenberg --- For
	2	Ratify Auditors	For	Against		Mgmt

We do not support this item. In this instance, the non-auditing consulting fees are more than 25 percent of total fees paid. As such, we will vote against the company’s auditor. We believe the integrity of the auditor’s relationship with the company is compromised when a firm is paid excessive consulting fees on top of those paid for auditing services. This arrangement has the potential to open the auditor process to a wide range of conflicts of interest.        In addition, The company has retained the same audit firm in excess of seven years. We believe mandatory auditor rotation is an effective mechanism for mitigating the potential risks borne by long-term auditor-client relationships, and is a safeguard against improper audits. We do not support the ratification of an auditor if their tenure at a company exceeds seven years.

05/21/08 - A	Felcor Lodging Trust Incorporated *FCH*		31430F101		03/27/08	89,259
	1	Elect Director Thomas J. Corcoran, Jr.	For	Against		Mgmt

The composition of the board does not meet our standard for board and committee independence. A two-thirds majority of independent directors on a board is a direct way to assure that shareholder interests will be properly represented on a board. We will vote FOR the director nominees with the exception of insider Thomas J. Corcoran, whom we will vote AGAINST for lack of a two-thirds majority independent board and for serving as a non-independent board chair.

	2	Elect Director Robert F. Cotter	For	For		Mgmt
	3	Elect Director Thomas C. Hendrick	For	For		Mgmt
	4	Elect Director Mark D. Rozells	For	For		Mgmt
	5	Amend Omnibus Stock Plan	For	Against		Mgmt

Mgmt Rec - Company Management Recommended Vote

We do not support this plan. This plan has a share exercise price that is less than full market value. We oppose plans that reflect an exercise price less than full fair market value as it offers poor incentive for management and employees to build shareholder value.

	6	Ratify Auditors	For	Against		Mgmt

We believe mandatory auditor rotation is an effective mechanism for mitigating the potential risks borne by long-term auditor-client relationships, and is a safeguard against improper audits. Taft-Hartley Advisory Services does not support the ratification of an auditor if their tenure at a company exceeds seven years.

05/21/08 - A	Life Sciences Research Inc *LSR*		532169109		04/15/08	34,280
	1	Elect Directors	For	Withhold		Mgmt
	1.1	Elect Director Andrew Baker --- Withhold

The director nominees do not meet our guidelines. The composition of the board does not meet our standard for board and committee independence. A two-thirds majority of independent directors on a board is a direct way to assure that shareholder interests will be properly represented on a board. We will WITHHOLD votes from insiders Andrew Baker and Brian Cass for lack of a two-thirds majority independent board. We will also WITHHOLD votes from Andrew Baker for serving as both board chair and CEO. In addition, we will WITHHOLD votes from Audit Committee members Gabor Balthazar, Alfonso Junqueiras, and Yaya Sesay for neglecting to include auditor ratification on the proxy ballot.

	1.2	Elect Director Gabor Balthazar --- Withhold
	1.3	Elect Director Brian Cass --- Withhold
	1.4	Elect Director Afonso Junqueiras --- Withhold
	1.5	Elect Director Yaya Sesay --- Withhold

05/22/08 - A	Hersha Hospitality Trust *HT*		427825104		03/31/08	372,020
	1	Elect Directors	For	Split		Mgmt
	1.1	Elect Director Donald J. Landry --- For
	1.2	Elect Director Thomas S. Capello --- For
	1.3	Elect Director Jay H. Shah --- Withhold

The composition of the board does not meet our standard for board independence. A two-thirds majority of independent directors on a board is a direct way to assure that shareholder interests will be properly represented on a board. We will vote FOR the director nominees with the exception of insider Jay H. Shah, from whom we will WITHHOLD votes for lack of a two-thirds majority independent board.

	2	Approve Omnibus Stock Plan	For	For		Mgmt
	3	Ratify Auditors	For	For		Mgmt

Mgmt Rec - Company Management Recommended Vote

05/23/08 - A	Crown Castle International Corp. *CCI*		228227104		03/24/08	203,273
	1	Elect Directors	For	Split		Mgmt
	1.1	Elect Director David C. Abrams --- For
	1.2	Elect Director Dale N. Hatfield --- For
	1.3	Elect Director Lee W. Hogan --- For
	1.4	Elect Director Robert F. McKenzie --- Withhold

The composition of the board does not meet our standard for board and committee independence. A two-thirds majority of independent directors on a board is a direct way to assure that shareholder interests will be properly represented on a board. We will vote FOR the director nominees with the exception of affiliated outsider Robert F. McKenzie, from whom we will WITHHOLD votes for lack of a two-thirds majority independent board and for standing as a non-independent on the audit committee.

	2	Ratify Auditors	For	Against		Mgmt

We do not support this item. The company has retained the same audit firm in excess of seven years. We believe mandatory auditor rotation is an effective mechanism for mitigating the potential risks borne by long-term auditor-client relationships, and is a safeguard against improper audits. We do not support the ratification of an auditor if their tenure at a company exceeds seven years.

05/27/08 - A	Polycom, Inc. *PLCM*		73172K104		04/04/08	65,567
	1	Elect Directors	For	Split		Mgmt
	1.1	Elect Director Robert C. Hagerty --- Withhold
We will vote FOR the director nominees with the exception of Robert C. Hagerty from whom we will WITHHOLD votes for serving as both chairman and CEO.
	1.2	Elect Director Michael R. Kourey --- For
	1.3	Elect Director Betsy S. Atkins --- For
	1.4	Elect Director David G. Dewalt --- For
	1.5	Elect Director John A. Kelley, Jr. --- For
	1.6	Elect Director Kevin J. Kennedy --- For
	1.7	Elect Director D. Scott Mercer --- For
	1.8	Elect Director William A. Owens --- For
	1.9	Elect Director Kevin T. Parker --- For
	2	Ratify Auditors	For	Against		Mgmt

Mgmt Rec - Company Management Recommended Vote

We do not support this item. The company has retained the same audit firm in excess of seven years. We believe mandatory auditor rotation is an effective mechanism for mitigating the potential risks borne by long-term auditor-client relationships, and is a safeguard against improper audits. We do not support the ratification of an auditor if their tenure at a company exceeds seven years.

05/28/08 - A	Core Laboratories N V *CLB*		N22717107		04/03/08	60,226
This is a duplicate meeting for ballots received via the Broadridge North American ballot distribution system.
	1	Elect Supervisory Board Member	For	Split		Mgmt
	1.1	Elect Director David M. Demshur --- Withhold

Taft-Hartley Advisory Services prefers that the roles of Chairman and CEO be separate and withholds votes from directors who hold this joint position. The Chairman’s role on a board is to evaluate and review the performance of management; this role is obviously compromised when the Chairman is also the CEO. As David M. Demshur serves as both chairman and CEO, we do not support his reelection.

	1.2	Elect Director Rene R. Joyce --- For
	1.3	Elect Director Michael C. Kearney --- For
	2	CONFIRMATION AND ADOPTION OF DUTCH STATUTORY ANNUAL ACCOUNTS FOR THE YEAR ENDED DECEMBER 31, 2007.	For	For		Mgmt
	3	APPROVE AND RESOLVE THE CANCELLATION OF OUR REPURCHASED SHARES UP TO THE DATE OF OUR ANNUAL MEETING.	For	For		Mgmt
	4	APPROVE AND RESOLVE THE CANCELLATION OF 5% OF OUR ISSUED SHARE CAPITAL, IF PURCHASED FROM TIME TO TIME DURING THE 18-MONTH PERIOD FROM THE DATE OF THE ANNUAL MEETING UNTIL NOVEMBER 28, 2009.	For	For		Mgmt
	5	APPROVE AND RESOLVE THE EXTENSION OF AUTHORITY OF MANAGEMENT BOARD TO REPURCHASE UP TO 10% OF THE ISSUED SHARE CAPITAL OF THE COMPANY UNTIL NOVEMBER 28, 2009.	For	For		Mgmt
	6	APPROVE AND RESOLVE THE EXTENSION OF AUTHORITY OF SUPERVISORY BOARD TO ISSUE SHARES AND/OR TO GRANT RIGHTS.	For	Against		Mgmt

Mgmt Rec - Company Management Recommended Vote

Our guidelines allow for general capital increases with preemptive rights up to a maximum of 50 percent and without preemptive rights to a maximum of 10 percent of the existing outstanding share capital; this amount is generally more than adequate for unforeseen contingencies. Rigths issues for general needs of more than 50 percent of outstanding capital warrant shareholder approval. Issuance authorities larger than 10 percent without preemptive rights could lead to substantial dilution.       This authorization would allow the company to issue shares without preemptive rights above the 10-percent limit (see item 7). This proposal does not merit shareholder approval.

	7	APPROVE AND RESOLVE THE EXTENSION OF AUTHORITY OF SUPERVISORY BOARD TO LIMIT OR ELIMINATE PREEMPTIVE RIGHTS OF HOLDERS OF COMMON SHARES AND/OR PREFERENCE SHARES UNTIL MAY 28, 2013.	For	Against		Mgmt
The authority that would be granted with the approval of this proposal would be connected with item 6, for which we recommended a vote “against.”
	8	RATIFICATION OF APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY S INDEPENDENT PUBLIC ACCOUNTANTS FOR THE YEAR ENDED DECEMBER 31, 2008.	For	For		Mgmt

05/28/08 - A	Great Wolf Resorts Inc *WOLF*		391523107		04/25/08	57,958
	1	Elect Directors	For	Split		Mgmt
	1.1	Elect Director Joseph Vittoria --- For
	1.2	Elect Director Elan Blutinger --- Withhold

We will vote FOR the director nominees with the exception of Audit Committee members Elan Blutinger, Michael M. Knetter, and Howard A. Silver, from whom we will WITHHOLD votes for neglecting to include auditor ratification on the proxy ballot.

	1.3	Elect Director Randy Churchey --- For
	1.4	Elect Director Eric D. Hovde --- For
	1.5	Elect Director Michael M. Knetter --- Withhold
	1.6	Elect Director Beth B. May --- For
	1.7	Elect Director Richard T. Murray --- For
	1.8	Elect Director Edward H. Rensi --- For
	1.9	Elect Director Howard Silver --- Withhold

05/28/08 - A	Natural Gas Services Group, Inc *NGS*		63886Q109		04/22/08	116,396
	1	Elect Directors	For	Split		Mgmt
	1.1	Elect Director Charles G. Curtis --- For
	1.2	Elect Director Gene A. Strasheim --- For
	1.3	Elect Director Stephen C. Taylor --- Withhold

Mgmt Rec - Company Management Recommended Vote

We will vote FOR the director nominees with the exception of Stephen C. Taylor from whom we will WITHHOLD votes for serving as both chairman and CEO.
	2	Ratify Auditors	For	Against		Mgmt

We do not support this item. The company has retained the same audit firm in excess of seven years. We believe mandatory auditor rotation is an effective mechanism for mitigating the potential risks borne by long-term auditor-client relationships, and is a safeguard against improper audits. We do not support the ratification of an auditor if their tenure at a company exceeds seven years.

06/05/08 - A	Blackboard Inc *BBBB*		091935502		04/16/08	633
	1	Elect Directors	For	For		Mgmt
	2	Amend Omnibus Stock Plan	For	Against		Mgmt

We do not support this plan. The company’s potential Voting Power Dilution (VPD) for all incentive plans is 21%, which exceeds our guidelines. Proposals that add to a company’s VPD can potentially dilute the voting interests of common shareholders.

	3	Ratify Auditors	For	Against		Mgmt

We do not support this item. The company has retained the same audit firm in excess of seven years. We believe mandatory auditor rotation is an effective mechanism for mitigating the potential risks borne by long-term auditor-client relationships, and is a safeguard against improper audits. We do not support the ratification of an auditor if their tenure at a company exceeds seven years.

06/05/08 - A	LeapFrog Enterprises, Inc. *LF*		52186N106		04/14/08	81,742
	1	Elect Directors	For	Split		Mgmt
	1.1	Elect Director Steven B. Fink --- Withhold

Conclusion        The composition of the board does not meet our standard for board and committee independence. A two-thirds majority of independent directors on a board is a direct way to assure that shareholder interests will be properly represented on a board. We will vote FOR the director nominees with the exception of insiders Steven B. Fink and Jeffrey G. Katz, and affiliated outsiders Thomas J. Kalinske and Stanley E. Maron, from whom we will WITHHOLD votes for lack of a two-thirds majority independent board. We will also WITHHOLD votes from Steven B. Fink and Stanley E. Maron for standing as non-independents on key board committees.

	1.2	Elect Director Thomas J. Kalinske --- Withhold
	1.3	Elect Director Jeffrey G. Katz --- Withhold

Mgmt Rec - Company Management Recommended Vote

	1.4	Elect Director Stanley E. Maron --- Withhold
	1.5	Elect Director E. Stanton McKee, Jr. --- For
	1.6	Elect Director David C. Nagel --- For
	1.7	Elect Director Ralph R. Smith --- For
	1.8	Elect Director Caden Wang --- For
	2	Approve Repricing of Options	For	Against		Mgmt

In this case, the exchange ratio to be used in the exchange are not disclosed, and therefore we cannot determine if the program would offer a value-for-value exchange. Further, executives and directors are eligible to participate in the proposed program. Finally, cancelled options (other than those cancelled in connection with inducement grants to the CEO) will be available for future issuance under the company’s compensation plans. Since the option repricing will include named executive officers and directors, in addition to not representing a value-for-value exchange, we will vote AGAINST this proposal.

	3	Ratify Auditors	For	Against		Mgmt

We do not support this item. The company has retained the same audit firm in excess of seven years. We believe mandatory auditor rotation is an effective mechanism for mitigating the potential risks borne by long-term auditor-client relationships, and is a safeguard against improper audits. We do not support the ratification of an auditor if their tenure at a company exceeds seven years.

06/05/08 - A/S	Lundin Mining Corporation *LUN*		550372106		05/01/08	12,075
	1	Fix Number of Directors at Ten	For	For		Mgmt
	2	Elect Directors	For	Split		Mgmt
	2.1	Elect Director Lukas H. Lundin --- Withhold

We will support the nominees with the exception of Lukas H. Lundin, Colin K. Benner, and John H. Craig, from whom we will WITHHOLD votes for serving as affiliated outsiders on key board committees. We will also WITHHOLD votes from Lukas H. Lundin for serving as a non-independent board chair.

	2.2	Elect Director Phil Wright --- For
	2.3	Elect Director Colin K. Benner --- Withhold
	2.4	Elect Director Donald Charter --- For
	2.5	Elect Director John H. Craig --- Withhold
	2.6	Elect Director Brian D. Edgar --- For
	2.7	Elect Director David F. Mullen --- For
	2.8	Elect Director Anthony O’Reilly --- For
	2.9	Elect Director Dale C. Peniuk --- For
	2.10	Elect Director William A. Rand --- For

Mgmt Rec - Company Management Recommended Vote

	3	Approve PricewaterhouseCoopers LLP as Auditors and Authorize Board to Fix Remuneration of Auditors	For	For		Mgmt

06/11/08 - A	inVentiv Health, Inc. *VTIV*		46122E105		04/23/08	22,635
	1	Elect Directors	For	Split		Mgmt
	1.1	Elect Director Eran Broshy --- Withhold

The composition of the board does not meet our standard for board and committee independence. A two-thirds majority of independent directors on a board is a direct way to assure that shareholder interests will be properly represented on a board. We will vote FOR the director nominees with the exception of insiders Eran Broshy, Terrell Herring, and R. Blane Walter, from whom we will WITHHOLD votes for lack of a two-thirds majority independent board. We will also WITHHOLD votes from Eran Broshy for serving as both board chair and CEO and from John Harris for serving on an excessive number of boards.

	1.2	Elect Director John R. Harris --- Withhold
	1.3	Elect Director Terrell G. Herring --- Withhold
	1.4	Elect Director Mark E. Jennings --- For
	1.5	Elect Director Per G.H. Lofberg --- For
	1.6	Elect Director A. Clayton Perfall --- For
	1.7	Elect Director Craig Saxton, M.D. --- For
	1.8	Elect Director R. Blane Walter --- Withhold
	2	Ratify Auditors	For	For		Mgmt

06/17/08 - A	Guess?, Inc. *GES*		401617105		05/07/08	99,235
	1	Elect Directors	For	Split		Mgmt
	1.1	Elect Director Maurice Marciano --- Withhold

We will vote FOR the director nominees with the exception of insider Maurice Marciano, from whom we will WITHHOLD votes for lack of a two-thirds majority independent board and for serving as a non-independent board chair.

	1.2	Elect Director Kay Isaacson-Leibowitz --- For
	1.3	Elect Director Alex Yemenidjian --- For
	2	Ratify Auditors	For	For		Mgmt

06/17/08 - A	kforce, Inc. *KFRC*		493732101		04/17/08	152,142
	1	Elect Directors	For	Split		Mgmt
	1.1	Elect Director John N. Allred --- For
	1.2	Elect Director Richard M. Cocchiaro --- Withhold
WITHHOLD votes from insider Richard M. Cocchiaro and affiliated outsider A. Gordon Tunstall for lack of a two-thirds majority independent board.

Mgmt Rec - Company Management Recommended Vote

	1.3	Elect Director A. Gordon Tunstall --- Withhold
	2	Ratify Auditors	For	Against		Mgmt

The company has retained the same audit firm in excess of seven years. We believe mandatory auditor rotation is an effective mechanism for mitigating the potential risks borne by long-term auditor-client relationships, and is a safeguard against improper audits. We do not support the ratification of an auditor if their tenure at a company exceeds seven years.

06/18/08 - A	Evergreen Solar, Inc. *ESLR*		30033R108		05/02/08	2,896
	1	Elect Directors	For	For		Mgmt
	2	Ratify Auditors	For	Against		Mgmt

The company has retained the same audit firm in excess of seven years. We believe mandatory auditor rotation is an effective mechanism for mitigating the potential risks borne by long-term auditor-client relationships, and is a safeguard against improper audits. We do not support the ratification of an auditor if their tenure at a company exceeds seven years.

	3	Increase Authorized Common Stock	For	Against		Mgmt

We do not support this plan. The number of additional authorized common shares sought in this proposal exceeds our guidelines. As a policy, Taft-Hartley Advisory Services will not support increases in authorized common shares of this magnitude, unless the company has offered a specific and reasonable purpose for the additional shares. In this case, the company has not offered a specific reason for the share increase. Large increases in authorized common stock may be used for anti-takeover devices or to fund undesirable increases in executive stock options without shareholder approval.

	4	Amend Omnibus Stock Plan	For	For		Mgmt
	5	Amend Qualified Employee Stock Purchase Plan	For	For		Mgmt

06/20/08 - A	Internet Capital Group, Inc. *ICGE*		46059C205		04/21/08	116,517
	1	Elect Directors	For	Split		Mgmt
	1.1	Elect Director Walter W. Buckley, III --- Withhold
WITHHOLD votes for serving as both chairman and CEO.
	1.2	Elect Director Michael J. Hagan --- For
	1.3	Elect Director Philip J. Ringo --- For
	2	Ratify Auditors	For	Against		Mgmt

Mgmt Rec - Company Management Recommended Vote

We do not support this item. The company has retained the same audit firm in excess of seven years. We believe mandatory auditor rotation is an effective mechanism for mitigating the potential risks borne by long-term auditor-client relationships, and is a safeguard against improper audits. We do not support the ratification of an auditor if their tenure at a company exceeds seven years.

	3	Other Business	For	Against		Mgmt
Details of other business items not disclosed.

06/26/08 - S	Great Atlantic & Pacific Tea Co., Inc. (The) *GAP*		390064103		05/27/08	128,880
	1	Increase Authorized Common Stock	For	For		Mgmt
	2	Approve Conversion of Securities	For	For		Mgmt
	3	Approve Issuance of Shares for a Private Placement	For	For		Mgmt
	4	Approve Omnibus Stock Plan	For	Against		Mgmt

We do not support this plan. The company’s potential Voting Power Dilution (VPD) for all incentive plans is 11% which exceeds our guidelines. Proposals that add to a company’s VPD can potentially dilute the voting interests of common shareholders. In addition, the company’s three-year average burn rate of 6.36% is higher than its four-digit GICS peer group burn rate of 2.92%, and therefore fails to meet our guidelines.

	5	Adjourn Meeting	For	Against		Mgmt
Once their votes have been cast, there is no justification for spending more money to continue pressing shareholders for more votes.

06/30/08 - A	China Finance Online Co Ltd *JRJC*		169379104		05/30/08	18,187
	1	TO RE-ELECT KHENG NAM LEE AS DIRECTOR TO SERVE FORTHE ENSUING TWO YEARS AND UNTIL HIS SUCCESSOR ISELECTED AND DULY QUALIFIED.	For	For		Mgmt
	2	TO RE-ELECT FANSHENG GUO AS DIRECTOR TO SERVE FOR THEENSUING TWO YEARS AND UNTIL HIS SUCCESSOR IS ELECTEDAND DULY QUALIFIED.	For	For		Mgmt
	3	TO APPROVE THE APPOINTMENT OF DELOITTE TOUCHETOHMATSU CPA LTD. AS INDEPENDENT AUDITORS OF THECOMPANY FOR A TERM ENDING ON THE DATE OF OUR NEXT	For	For		Mgmt
	4	TO CONSIDER AND APPROVE THE AUDITED CONSOLIDATEDFINANCIAL STATEMENTS FOR THE FISCAL YEAR ENDING ON ORAS OF DECEMBER 31, 2007 TOGETHER WITH THE REPORTS OF	For	Against		Mgmt
As of the delivery of this analysis, the company has not disclosed details related to this proposal. In this regard, we will vote against this item due to poor disclosure.

Mgmt Rec - Company Management Recommended Vote

Mgmt Rec - Company Management Recommended Vote

5	TO AUTHORIZE OUR BOARD OF DIRECTORS DURING THE NEXTYEAR TO ISSUE ORDINARY SHARES OR PREFERENCE SHARESUPON SUCH TERMS AND CONDITIONS AS THE BOARD OF	For	Against	Mgmt
Since we cannot know what issues will be raised, we cannot approve this request.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Quantitative Group of Funds

(Registrant)

By:	/s/ Willard L.Umphrey, President and Chief Executive Officer

Date:	August 15, 2008